Leases (Details Narrative)						1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended			12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Jun. 30, 2024 Capacity	Mar. 31, 2019 Capacity	Jun. 30, 2020 Capacity	Jul. 29, 2022 Capacity	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Oct. 18, 2019 USD ($) Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Nov. 30, 2017 USD ($) Capacity	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax					Kamsarmax		Capesize	Capesize			Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010					82,003	81,692	182,393	182,079	5,300		84,852	182,064		5,300
Other Assets, Noncurrent																			$ 61,749,000	$ 62,111,000
Vessel year built	2023	2023	2023	2016	2023					2022	2019	2022	2022	2023		2016	2022		2024
Operating Lease, Right-of-Use Asset																			$ 243,806,000	270,969,000
Asset Impairment Charges																				0	$ 7,913
Revenues																			1,334,066,000	1,306,889,000	1,210,528,000
Operating Leases [Member]
Related Party Transaction [Line Items]
Operating Lease, Liability																			240,602,000	270,738,000
Operating Lease, Right-of-Use Asset																			243,806,000	270,969,000
Time charter and voyage revenues																			45,623,000	66,733,000	50,972,000
Sublease Income																			75,346,000	82,642,000	86,580,000
Asset Impairment Charges																			$ 0		0
Lessee, Operating Lease, Remaining Lease Term																			8 years 2 months 12 days
Finance Leases [Member]
Related Party Transaction [Line Items]
Sublease Income																			$ 87,179,000	87,356,000	40,936,000
Asset Impairment Charges																			$ 0	0	0
Lessee, Finance Lease, Remaining Lease Term																			10 years 6 months
Navios Venus [Member]
Related Party Transaction [Line Items]
Vessel type						Ultra-Handymax
Vessel capacity in DWT | Capacity						61,339
Vessel year built						2015
Navios Venus [Member] | Operating Leases [Member]
Related Party Transaction [Line Items]
Asset Impairment Charges																				2,784,000
Bareboat charter-in contract [Member] | Navios Libra [member]
Related Party Transaction [Line Items]
Vessel type																		Kamsarmax
Vessel capacity in DWT | Capacity																		82,011
Increase (Decrease) in Deposits Outstanding																		$ 5,540,000
Advances for vessel acquisitions																									$ 2,770,000	$ 2,770,000
Other Assets, Noncurrent																			$ 6,161,000
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [member]
Related Party Transaction [Line Items]
Vessel type															Kamsarmax
Increase (Decrease) in Deposits Outstanding															$ 12,328,000
Advances for vessel acquisitions																						$ 860,000	$ 10,034,000	$ 1,434,000
Other Assets, Noncurrent																			$ 13,040,000
Bareboat charter-in contract [Member] | Navios Amitie [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT | Capacity															82,002
Date of delivery															May 28, 2021
Bareboat charter-in contract [Member] | Navios Star [member]
Related Party Transaction [Line Items]
Vessel capacity in DWT | Capacity															81,994
Date of delivery															June 10, 2021
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates																			6.00%
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Other Assets, Noncurrent																			$ 1,775,000
Lessee, Operating Lease, Description																			12-year
Bareboat charter-in contract [Member] | Baghdad [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type																			VLCC
Vessel capacity in DWT | Capacity																			313,433
Vessel year built																			2020
Bareboat charter-in contract [Member] | Erbil [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel type																			VLCC
Vessel capacity in DWT | Capacity																			313,486
Vessel year built																			2021
Bareboat charter-in contract [Member] | Nave Electron [member]
Related Party Transaction [Line Items]
Vessel type							VLCC
Vessel capacity in DWT | Capacity							313,239
Other Assets, Noncurrent																			$ 1,505,000
Date of delivery							August 30, 2021
Bareboat charter-in contract [Member] | Nave Celeste [member]
Related Party Transaction [Line Items]
Vessel type								VLCC
Vessel capacity in DWT | Capacity								313,418
Other Assets, Noncurrent																			$ 1,050,000
Date of delivery								July 5, 2022
Lessee, Operating Lease, Description								12-year
Bareboat charter-in contract [Member] | Navios Venus [Member]
Related Party Transaction [Line Items]
Vessel type									Handymax
Vessel capacity in DWT | Capacity									61,339
Lessee, Operating Lease, Description									two-year
Vessel year built									2015
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates																			7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates																			5.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Related Party Transaction [Line Items]
Incremental borrowing rates																			4.00%
Bareboat Charter Out Contract [Member]
Related Party Transaction [Line Items]
Revenues																			$ 33,130,000	$ 32,018,000	$ 26,419,000
Bareboat Charter Out Contract [Member] | Baghdad Erbil Celeste [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Description																			bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended in direct continuation of previous bareboat charter-out agreement for an additional period of five years for the Nave Celeste.